Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	¥ (4,656,714)				$ (650,052)	¥ (4,618,595)
Net loss	(39,182)	$ (5,469)	¥ 16,411
Operating activities	(21,235)	(2,964)	(5,866)
Cash and cash equivalents	34,647		125,427		$ 4,837	75,351
Foreign currency transaction gain (Loss), before tax	¥ 524	73	¥ 72
Employee social insurance benefits	4,605,000		3,930		4,605,000
Bank balance	¥ 7,029					10,548
Restricted bank balance	2,689					3,585
Gain recognized on short-term investments	2,917	$ 407	¥ 148
Accounts receivable	¥ 632,237		632,940			¥ 640,394	¥ 614,246
Percentage of accounts receivable	6.00%	6.00%
Accounts receivable	¥ 946		24,895
Goodwill, impairment (in Dollars) | $
Impairment Loss For Long term Equity Investment			1,000
Value added tax rate	6.00%	6.00%
Operating segment	1	1
Appropriation general reserve fund minimum	10.00%	10.00%
Appropriation general reserve fund maximum	50.00%	50.00%
Surplus fund minimum	10.00%	10.00%
Surplus fund maximum	50.00%	50.00%
Appropriation general reserve
Appropriation discretionary funds
Segment description	The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.	The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
US [Member]
Summary of Significant Accounting Policies [Line Items]
Employee social insurance benefits	1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Employee social insurance benefits	7.1636				7.1636
Restricted Cash [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted bank balance	¥ 931
Loans Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable term	5 years	5 years